Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 28, 2010
MFS Growth Allocation Fund (Prospectus Summary): | MFS Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Growth Allocation Fund
Supplement Text	ck0000783740_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS® Asset Allocation Funds

MFS® Conservative Allocation Fund,

MFS® Moderate Allocation Fund,

MFS® Growth Allocation Fund, and

MFS® Aggressive Growth Allocation Fund

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Growth Allocation Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

As of August 26, 2011, the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	20%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	4%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	5%
MFS Research Bond Fund	3%
Specialty Funds:	8%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	4%
MFS Global Real Estate Fund	3%
International Stock Funds:	20%
MFS Emerging Markets Equity Fund	1%
MFS International Growth Fund	5%
MFS International New Discovery Fund	2%
MFS International Value Fund	5%
MFS Research International Fund	7%
U.S. Stock Funds:	52%
MFS Growth Fund	11%
MFS Mid Cap Growth Fund	9%
MFS Mid Cap Value Fund	9%
MFS New Discovery Fund	2%
MFS New Discovery Value Fund	2%
MFS Research Fund	8%
MFS Value Fund	11%

MFS Growth Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGWX
MFS Growth Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGJX
MFS Growth Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAGWX
MFS Growth Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBGWX
MFS Growth Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGWX
MFS Growth Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBGWX
MFS Growth Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCGWX
MFS Growth Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGWIX
MFS Growth Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGMX
MFS Growth Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGALX
MFS Growth Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGEX